Shareholder Report	12 Months Ended	60 Months Ended
	Dec. 31, 2025 USD ($) Holdings	Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MH Elite Portfolio of Funds Trust
Entity Central Index Key	0001054816
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
MH Elite Small Cap Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE SMALL CAP FUND OF FUNDS
Class Name	MH Elite Small Cap Fund of Funds
Trading Symbol	MHELX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the MH Elite Small Cap Fund of Funds – MHELX (the “Fund”) for the year January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

Additional Information [Text Block]	You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Small Cap Fund of Funds	$132	1.25%

*Annualized.

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Small Cap Fund of Funds	11.45%	5.88%	8.64%
Morningstar US Small Cap Index	12.20%	7.29%	9.74%
Russell 2000 Index	12.81%	6.09%	9.62%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent quarter-end can be obtained at www.mhelite.com or by calling 1-800-318-7969.

Net Assets	$ 12,024,064	$ 12,024,064
Holdings Count | Holdings	15	15
Advisory Fees Paid, Amount	$ 111,707
Investment Company, Portfolio Turnover	21.90%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$12,024,064
PORTFOLIO HOLDINGS:	15
PORTFOLIO TURNOVER:	21.90%
ADVISORY FEES PAID BY FUND:	$111,707

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings*

(% of Net Assets)

1.	Aegis Value - Class I	10.15%
2.	Oberweis Micro Cap	8.66%
3.	Schwab Fundamental US Small Company Index - Class I	7.91%
4.	Congress Small Cap Growth - Class I	7.84%
5.	Invesco Small Cap Value - Class Y	7.14%
6.	Hood River Small Cap Growth - Class I	7.10%
7.	Fuller &Thaler Behavioral Small Cap Equity - Class I	6.92%
8.	Vanguard Small Cap Value Index - Admiral Class	6.53%
9.	James Small Cap Fund	6.47%
10.	Hennesey Cornerstone Mid Cap 30 - Class I	5.97%
	Total % of Net Assets	74.69%

*Excludes Short-Term Investments.

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended December 31, 2025
Updated Prospectus Phone Number	1-800-318-7969
Updated Prospectus Web Address	www.mhelite.com
MH Elite Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE FUND OF FUNDS
Class Name	MH Elite Fund of Funds
Trading Symbol	MHEFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the MH Elite Fund of Funds - MHEFX (the “Fund”) for the year January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Fund of Funds	$134	1.25%

*Annualized.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Fund of Funds	14.24%	8.92%	10.52%
Morningstar US Large-Mid Cap Index	17.71%	13.71%	14.66%
Russell 1000 Index	17.37%	13.59%	14.59%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent quarter-end can be obtained at www.mhelite.com or by calling 1-800-318-7969.

Net Assets	$ 28,794,324	$ 28,794,324
Holdings Count | Holdings	17	17
Advisory Fees Paid, Amount	$ 274,774
Investment Company, Portfolio Turnover	22.26%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$28,794,324
PORTFOLIO HOLDINGS:	17
PORTFOLIO TURNOVER:	22.26%
ADVISORY FEES PAID BY FUND:	$274,774

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings*

(% of Net Assets)

1.	Shelton Capital Management Nasdaq-100 Index - Investor Class	10.77%
2.	Vanguard Tax-Managed Capital Appreciation - Admiral Class	8.14%
3.	Putnam Large Cap Value - Class Y	7.67%
4.	Putnam Core Equity - Class R6	7.33%
5.	BNY Mellon Dynamic Value - Class I	7.08%
6.	Fidelity Mega Cap Stock	6.94%
7.	Federated Hermes MDT All Cap Core R6	6.55%
8.	Fidelity 500 Index	6.44%
9.	Fidelity Large Cap Growth Index - Class I	6.03%
10.	Voya Corporate Leaders 100 - Class I	5.93%
	Total % of Net Assets	72.88%

*Excludes Short-Term Investments

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended December 31, 2025
Updated Prospectus Phone Number	1-800-318-7969
Updated Prospectus Web Address	www.mhelite.com
MH Elite Select Portfolio of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE SELECT PORTFOLIO OF FUNDS
Class Name	MH Elite Select Portfolio of Funds
Trading Symbol	MHESX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the MH Elite Select Portfolio of Funds – MHESX (the “Fund”) for the year January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Select Portfolio of Funds	$141	1.25%

*Annualized.

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Select Portfolio of Funds	24.85%	2.18%	5.46%
MSCI ACWI EX USA IMI Index	32.67%	8.31%	8.89%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent quarter-end can be obtained at www.mhelite.com or by calling 1-800-318-7969.

Net Assets	$ 8,741,144	$ 8,741,144
Holdings Count | Holdings	15	15
Advisory Fees Paid, Amount	$ 80,064
Investment Company, Portfolio Turnover	23.14%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$8,741,144
PORTFOLIO HOLDINGS:	15
PORTFOLIO TURNOVER:	23.14%
ADVISORY FEES PAID BY FUND:	$80,064

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings*

(% of Net Assets)

1.	Thornburg Global Opportunities	10.25%
2.	Hartford International Value - Class I	8.51%
3.	State Street Hedged International Developed Equity Index - Class K	7.85%
4.	Driehaus Emerging Markets Small Cap Growth	7.36%
5.	Artisan Global Value - Class I	7.30%
6.	WCM Focused International Growth - Class I	7.20%
7.	Schwab Fundamental International Equity Index	7.11%
8.	Third Avenue Value - Class I	7.07%
9.	Vanguard Industrials Index - Admiral Class	6.81%
10.	Eaton Vance Emerging and Frontier Countries Equity - Class I	6.09%
	Total % of Net Assets	75.55%

*Excludes Short-Term Investments.

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended December 31, 2025
Updated Prospectus Phone Number	1-800-318-7969
Updated Prospectus Web Address	www.mhelite.com
MH Elite Income Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE INCOME FUND OF FUNDS
Class Name	MH Elite Income Fund of Funds
Trading Symbol	MHEIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the MH Elite Income Fund of Funds – MHEIX (the “Fund”) for the year January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Income Fund of Funds	$130	1.25%

*Annualized.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Income Fund of Funds	8.52%	2.69%	3.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent quarter-end can be obtained at www.mhelite.com or by calling 1-800-318-7969.

Net Assets	$ 14,465,458	$ 14,465,458
Holdings Count | Holdings	22	22
Advisory Fees Paid, Amount	$ 145,641
Investment Company, Portfolio Turnover	7.33%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$14,465,458
PORTFOLIO HOLDINGS:	22
PORTFOLIO TURNOVER:	7.33%
ADVISORY FEES PAID BY FUND:	$145,641

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings*

(% of Net Assets)

1.	Dodge & Cox Global Bond - Class I	5.91%
2.	Victory Core Plus Intermediate Bond	5.83%
3.	Artisan High Income - Advisor Class	5.71%
4.	Dodge & Cox Income - Class I	5.67%
5.	PIMCO Income - Class I	5.45%
6.	River Canyon Total Return Bond Class I	5.41%
7.	Fidelity Select Utilities Portfolio	5.40%
8.	Vanguard Emerging Markets Bond - Admiral Class	5.24%
9.	Fidelity Advisor Multi-Asset Income	5.04%
10.	PIMCO Inflation Response Multi-Asset - Class I	4.89%
	Total % of Net Assets	54.55%

*Excludes Short-Term Investments.

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended December 31, 2025
Updated Prospectus Phone Number	1-800-318-7969
Updated Prospectus Web Address	www.mhelite.com